Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of relevant exchange rates
	March 31, 2023	September 30, 2022	March 31, 2022
Period ended RMB: USD exchange rate	6.8676	7.1135	6.3694
Period average RMB: USD exchange rate	6.9761	6.5532	6.3393

Schedule of intangible assets are amortized
Useful Lives
Buildings	20 years
Machinery and equipment	5-10 years
Transportation vehicles	4-5 years
Office equipment	3-5 years
Electronic equipment	3 years

Schedule of land use rights
Rental period
Land use rights	20-50 years

Schedule of intangible assets estimated useful lives
Useful lives
Software	3 years
Patent	10 years

Schedule of third-party lenders
	March 31,	September 30,
	2023	2022
	(Unaudited)
Total loan payable	$41,307	$165,144
Current portion of loan payable (included in accrued and other current liabilities	(41,307)	(165,144)
Long-term liability	$-	$-